Land Use Right (Tables)	12 Months Ended
Dec. 31, 2011
Land Use Right
Summary of land use right

	December 31,	December 31,
	2010	2011
	RMB	RMB
Cost	27,779	27,779
Incentive payment from Hangzhou local government	(15,000)	(15,000)
Accumulated amortization	(733)	(991)
Land use right, net	12,046	11,788